Long-Term Debt - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Debt Instrument [Line Items]
Net carrying amount		$ 9,628	$ 0
Loss on debt extinguishment	$ 400
Loans Payable | 2019 Mezzanine Term Loan
Debt Instrument [Line Items]
Face amount		40,000
Face amount immediately available		30,000
Face amount available upon milestone achievement		$ 10,000
Interest rate		9.75%
Net carrying amount		$ 10,000
Debt repayment	$ 10,000
Prime Rate | Loans Payable | 2019 Mezzanine Term Loan
Debt Instrument [Line Items]
Basis spread on floating rate		5.00%